Share-based Compensation - Restricted Share Units Plan (Details) - shares		1 Months Ended	12 Months Ended
	Nov. 17, 2009	Oct. 31, 2019	Dec. 31, 2023	Nov. 30, 2009
Share based Compensation
Number of preceding years considered for estimating forfeiture			5 years
2009 Restricted Share Unit Plan
Share based Compensation
Number of ordinary shares reserved for issuance under the plan				323,694,050
Term of plan	10 years
2019 Restricted Share Unit Plan
Share based Compensation
Number of ordinary shares reserved for issuance under the plan		322,458,300
Term of plan		10 years